Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Valens Semiconductor Ltd.
Entity Central Index Key	0001863006
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form F-1 (File No. 333-260390) (as amended, the “Registration Statement”) of Valens Semiconductor Ltd. (the “Registrant”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on October 27, 2021, is being filed pursuant to the undertakings in Item 9 of the Registration Statement to update the information in the Registration Statement to reflect the Company’s results for the year ended December 31, 2021. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.